Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets
Fair value of assets	$ 117,528	$ 77,005
Liabilities
Fair value of liabilities	1,602	908
Money market funds [Member]
Assets
Fair value of assets	117,065	76,114
Derivative instruments [Member]
Assets
Fair value of assets	463	891
Derivative Instruments [Member]
Liabilities
Fair value of liabilities	1,602	908
Level 1 [Member]
Assets
Fair value of assets	117,065	76,114
Liabilities
Fair value of liabilities
Level 1 [Member] | Money market funds [Member]
Assets
Fair value of assets	117,065	76,114
Level 1 [Member] | Derivative instruments [Member]
Assets
Fair value of assets
Level 1 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities
Level 2 [Member]
Assets
Fair value of assets	463	891
Liabilities
Fair value of liabilities	1,602	908
Level 2 [Member] | Money market funds [Member]
Assets
Fair value of assets
Level 2 [Member] | Derivative instruments [Member]
Assets
Fair value of assets	463	891
Level 2 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities	1,602	908
Level 3 [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Level 3 [Member] | Money market funds [Member]
Assets
Fair value of assets
Level 3 [Member] | Derivative instruments [Member]
Assets
Fair value of assets
Level 3 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities